Vessels and equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of disclosure of vessels and equipment
The table below sets forth the carrying value of our newbuildings:

(in thousands of $)	2024	2023
As of January 1	132,646	176,145
Installment payments(1)	310,773	378,305
Capitalized interest	1,956	7,805
Other capitalized costs(2)	5,461	8,126
Reclassification to Vessels and equipment(3)	(450,836)	(437,735)
As of December 31	—	132,646
(1) Installment payments in the year ended December 31, 2024 include $310.8 million for the fifth and sixth installments net of address commissions to New Times Shipyard for newbuildings “Mount Bandeira”, “Mount Hua”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”. Of this amount, $5.1 million relating to the sixth installments for “Mount Bandeira” and “Mount Hua” were paid in December 2023 in advance of their deliveries in January 2024 and were presented as “Other non-current assets” on the consolidated balance sheet as of December 31, 2023.

Installment payments in the year ended December 31, 2023 include $75.7 million for the third and /or fourth installments to New Times Shipyard for newbuildings “Mount Neblina,” “Mount Bandeira,” “Mount Hua,” “Mount Elbrus,” “Mount Denali,” “Mount Aconcagua” and “Mount Emai”, and $302.6 million for the fifth and sixth installments net of address commissions to New Times Shipyard for newbuildings “Mount Norefjell,” “Mount Ita,” “Mount Etna,” “Mount Blanc,” “Mount Matterhorn” and “Mount Neblina.”

The Company drew down $295.5 million and $388.0 million in the years ended December 31, 2024 and 2023, respectively, on the sale leaseback financing to fund these installments and the installment payments were made by AVIC, CCBFL and Jiangsu (as these terms are defined in Note 14) on behalf of the Company.

(2)     Other capitalized costs primarily includes direct costs associated with the supervision of our newbuilding program.

(3) “Mount Bandeira”, “Mount Hua”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai” were delivered in the year ended December 31, 2024 and their corresponding costs were reclassified to Vessels and equipment. “Mount Norefjell,” “Mount Ita,” “Mount Etna,” “Mount Blanc,” “Mount Matterhorn” and “Mount Neblina” were delivered in the year ended December 31, 2023 and their corresponding costs were reclassified to Vessels and equipment.

(in thousands of $)	2024	2023
Cost
As of January 1	437,735	—
Additions	450,836	437,735
As of December 31	888,571	437,735

Depreciation and amortization
As of January 1	(9,118)	—
Charge for the year	(26,474)	(9,118)
As of December 31	(35,592)	(9,118)

Net book value as of December 31	852,979	428,617

Schedule of delivery dates of vessels
The table below shows the dates the vessels were delivered to the Company:

Vessel	Delivery date
Mount Norefjell	March 2, 2023
Mount Ita	March 9, 2023
Mount Etna	April 13, 2023
Mount Blanc	May 31, 2023
Mount Matterhorn	July 13, 2023
Mount Neblina	August 29, 2023
Mount Bandeira	January 5, 2024
Mount Hua	January 8, 2024
Mount Elbrus	January 11, 2024
Mount Denali	April 19, 2024
Mount Aconcagua	June 6, 2024
Mount Emai	June 13, 2024